Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Repurchase Program	Our board of directors has adopted a share repurchase program with respect to our preferred stock whereby, upon the request of a holder of our Series 2016, Series 2017 or Series 2019 preferred stock, we may, at the sole discretion of the board of directors, repurchase their shares at the following prices, which are dependent on how long such preferred stockholder has held each share:

Share Purchase Anniversary	Repurchase Price
Less than 1 year	$8.80
1 year	$9.00
2 years	$9.20
3 years	$9.40
4 years	$9.60
5 years	$9.80
A stockholder’s death or complete disability, 2 years or more (Series 2019), 6 years or more (Series 2016 and Series 2017)	$10.00